Net Change In Non-Cash Operating Working Capital - Summary Of Changes In Non Cash Operating Working Capital (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Changes In Non Cash Operating Working Capital [Line Items]
Increase (decrease) in working capital	$ (178.7)	$ (21.1)
Non Cash Item [Member]
Schedule Of Changes In Non Cash Operating Working Capital [Line Items]
Accounts receivable	119.5	(127.0)
Net taxes payable and accrued taxes	(58.3)	(22.1)
Inventories	(187.8)	(63.6)
Prepaid expenses and other current assets	22.8	12.5
Accounts payable and accrued liabilities	(76.6)	166.6
Derivative financial instruments (net)	$ 1.7	$ 12.5